Label	Element	Value
SA Columbia Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUNAMERICA SERIES TRUST

SA Columbia Technology Portfolio

Supplement dated June 11, 2020, to the Summary Prospectus and Prospectus, each dated

May 1, 2020, as amended and supplemented to date

Effective immediately, the following changes are made:

Risk/Return [Heading]	rr_RiskReturnHeading	SA Columbia Technology Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The last paragraph of the subsection entitled "Principal Investment Strategies of the Portfolio" is deleted in its entirety and replaced with the following:

In evaluating whether to sell a security, the subadviser considers, among other factors, whether in its view:

∙Its target price has been reached;

∙Its earnings are disappointing;

∙Its revenue growth has slowed;

∙Its underlying fundamentals have deteriorated; or

∙If the subadviser believes that negative country or regional factors may affect a company's outlook.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The subsection entitled "Principal Risks of Investing in the Portfolio – Non-Diversification Risk" is deleted in its entirety.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.